[LOGO] OCEAN STATE
                                 TAX EXEMPT FUND



                           REPORT OF THE PRESIDENT
                               April 30, 1999

      During the six months ended April 30, 1999 the Ocean State Tax Exempt Fund (the "Fund") had a total return of 0.72%.(1) The positive return occurred despite a decline in net asset value from $10.71 to $10.59 which was caused by a rise in the general level of interest rates depressing bond prices. Reinvestment of the $0.26 in tax-free income dividends received during the period boosted results.(2)

      Where are interest rates headed now? That seems to be the question on everyone's mind as they watch the financial press dissect every word and mannerism of Federal Reserve Chairman Alan Greenspan looking for some insight into the Fed's reaction to economic change. We watch him and the economy too, and we can only say that in our view interest rates will not be declining again soon, although we do not believe they will rise very far either. Our optimism is fueled by our belief that more productivity improvements and relatively cheap prices for raw materials and imported goods and services should keep a lid on consumer prices and inflation for many months to come.

      Your Fund is structured to combat the pressures of rising interest rates and falling bond prices. A large number of high coupon, short-duration municipal bonds have been purchased over the years which tend to maintain their value in a rising rate environment. Historically, your Fund's performance has been strong during such times.

      Management has continued its objective of improving the overall quality of the Fund. Over 69% of the bonds in the portfolio are now rated triple-A by Moody's or S&P. In addition, the weighted average maturity of the portfolio is around twelve years, a level we feel achieves the maximum return for the minimum risk in the current interest rate environment. We believe these efforts are consistent with the dual investment objectives of the Fund which remain providing as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of capital.


                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

[FN]
<F1>  This return does not reflect the 4.00% maximum sales charge.
<F2>  A portion of the Fund's income may be subject to Federal income and/or alternative minimum tax.

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 1999
                                 (unaudited)

                                                              Prior
                                    November 1, 1998       Fiscal Year         May 1, 1994        May 1, 1989
                                        through               Ended              through            through
                                     April 30, 1999      October 31, 1998     April 30, 1999     April 30, 1999
                                    ----------------     ----------------     --------------     --------------

Total Rate of Return(b)
  Based on:
    Net Asset Value                      0.72%                5.46%               5.93%              7.14%
    Offering Price                      (1.33)%               1.20%               5.06%              6.70%

                                        As of                 As of
                                    April 30, 1999       October 31, 1998
                                    --------------       ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      4.76%                4.87%
    Offering Price                       4.57%                4.67%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      7.53%                7.70%
    Offering Price                       7.23%                7.39%

<Fa>  For 1998 shareholders subject to a combined Federal and State tax rate of 36.78% (31% Federal, 27% State).
<Fb>  Past performance is no guarantee of future results.


      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.0 years as of April 30, 1999.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis

                                       % of Total Portfolio
                                       --------------------
                                        as of       as of
              Rating                   4/30/99     10/31/98
              ------                   -------     --------

              Aaa/AAA                  69.29%       64.74%
              Aa/AA                    19.80%       20.45%
              A                         9.42%       13.06%
              Baa/BBB                   1.49%        1.75%
              Not Rated                    0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

                         OCEAN STATE TAX EXEMPT FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 1999
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $39,812,929) (Note 1A)                $42,111,775
Cash                                                                            186,823
Interest receivable                                                             619,039
Receivable for fund shares sold                                                  34,610
                                                                            -----------
      Total Assets                                                          $42,952,247

                                 LIABILITIES

Distribution payable to shareholders                                        $    71,385
Accrued management fees                                                          20,608
Accrued expenses                                                                 13,159
Payable for fund shares redeemed                                                 10,269
                                                                            -----------
      Total Liabilities                                                         115,421
                                                                            -----------
      Net Assets                                                            $42,836,826
                                                                            ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                           $    40,432
Additional paid-in capital (Note 4)                                          40,442,512
Undistributed net investment income                                              12,511
Accumulated net realized gain on investment transactions                         42,525
Net unrealized appreciation of investments                                    2,298,846
                                                                            -----------
Total-Representing Net Assets at Value for 4,043,214 Shares Outstanding     $42,836,826
                                                                            ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                  $42,836,826
Divided by number of shares outstanding                                       4,043,214
Net asset value                                                             $     10.59
                                                                            ===========
Offering price                                                              $     11.03
                                                                            ===========


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND

                           STATEMENT OF OPERATIONS
                For the six-month period ended April 30, 1999
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                              $1,248,753
Expenses:
  Adviser fees (Note 2)                                    74,772
  Administrator fees (Note 2)                              53,409
  Transfer agent fees                                      12,940
  Auditing fees                                            14,450
  Trustees fees and expenses                                9,250
  Legal fees and expenses                                   4,249
  Shareholder reports                                       6,236
  Distribution expenses (Note 5)                           10,003
  Insurance                                                   750
  Pricing fees                                              1,772
  Miscellaneous expenses                                    1,500
  Registration fees                                           825
                                                         --------
                                                          190,156
                                                                       ----------
      Net Investment Income                                            $1,058,597

Realized and Unrealized Gain on Investments
Net Realized Gain on Investments                           42,525
Net Change in Unrealized Depreciation of Investments     (469,189)
                                                         --------
Net Realized and Unrealized Loss on Investments                          (426,664)
                                                                       ----------
Net Increase in Net Assets Resulting from Operations                   $  631,933
                                                                       ==========


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months         Fiscal Year
                                                                          Ended               Ended
                                                                      April 30, 1999     October 31, 1998
                                                                      --------------     ----------------
                                                                       (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                                $ 1,058,597         $ 2,140,593
  Net realized gain on investments                                          42,525              41,822
  Change in unrealized appreciation (depreciation) of investments         (469,189)             56,057
                                                                       -------------------------------
  Net increase in net assets resulting from operations                 $   631,933         $ 2,238,472

Dividends and distributions to shareholders from:
  Net investment income ($.26 per share in 1999 and $.56 per
   share in 1998)                                                       (1,058,597)         (2,140,593)
  Capital Gain ($.01 per share in 1999 and $.01 per share in
   1998)                                                                   (41,828)            (30,119)
  Net increase from fund share transactions (Note 4)                        57,659           1,554,210
                                                                       -------------------------------
      Total increase (decrease) in net assets                             (410,833)          1,621,970

NET ASSETS:
  Beginning of period                                                   43,247,659          41,625,689
                                                                       -------------------------------
  End of period(1)                                                     $42,836,826         $43,247,659
                                                                       ===============================

(1)  Including undistributed net investment income                     $    12,511         $    12,511
                                                                       ===============================

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND

                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.

                                                                      Fiscal      Fiscal      Fiscal      Fiscal
                                                       Six Months      Year        Year        Year        Year
                                                          Ended       Ended       Ended       Ended       Ended
                                                         4/30/99     10/31/98    10/31/97    10/31/96    10/31/95
                                                       ----------------------------------------------------------
                                                       (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $ 10.71       $ 10.69     $ 10.53     $ 10.59     $ 10.10
Net investment income                                       .26           .56         .57         .56         .58
Net realized and unrealized gain (loss) on securities      (.11)          .03         .16        (.06)        .49
                                                        ---------------------------------------------------------
Total from Investment Operations                            .15           .59         .73         .50        1.07
                                                        ---------------------------------------------------------

Less Distributions:
Dividends from net investment income                       (.26)         (.56)       (.57)       (.56)       (.58)
Distribution from net realized gains                       (.01)         (.01)       (.00)       (.00)       (.00)
                                                        ---------------------------------------------------------
Total Distributions                                        (.27)         (.57)       (.57)       (.56)       (.58)
                                                        ---------------------------------------------------------
Net Asset Value, End of Year                            $ 10.59       $ 10.71     $ 10.69     $ 10.53     $ 10.59
                                                        =========================================================

Total investment return at Net Asset Value(b)               .72          5.46%       6.97%       4.89%      10.89%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)                 $42,837       $43,248     $41,626     $42,456     $43,088
Ratio of expenses to average net assets                     .44%          .94%        .99%        .98%        .98%
Ratio of net investment income to average net assets       2.44%         5.07%       5.25%       5.31%       5.58%
Portfolio turnover                                         6.56%        10.30%       2.27%      13.30%      11.77%
Adviser/Administrator waived fees per share                 .00           .00         .00         .00         .00
Fund expenses without waiver per share                      .05           .10         .11         .10         .10
Net investment income without waiver per share              .26           .56         .57         .56         .58
Ratio of expenses to average net assets without
 waiver                                                     .44%          .94%        .99%        .98%        .98%
Ratio of net investment income to average net assets
 without waiver                                            2.44%         5.07%       5.25%       5.31%       5.58%

                                                        Fiscal      Fiscal      Fiscal      Fiscal        Fiscal       Fiscal
                                                         Year        Year        Year        Year          Year         Year
                                                        Ended       Ended       Ended       Ended         Ended        Ended
                                                       10/31/94    10/31/93    10/31/92    10/31/91    10/31/90(a)    10/31/89
                                                       --------    --------    --------    --------    -----------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $ 10.95     $ 10.32     $ 10.14     $  9.73      $  9.80       $  9.74
Net investment income                                       .59         .56         .63         .64          .67           .62
Net realized and unrealized gain (loss) on securities      (.84)        .63         .18         .41         (.09)          .07
                                                        ----------------------------------------------------------------------
Total from Investment Operations                           (.25)       1.19         .81        1.05          .58           .69
                                                        ----------------------------------------------------------------------

Less Distributions:
Dividends from net investment income                       (.59)       (.56)       (.63)       (.64)        (.65)         (.63)
Distribution from net realized gains                       (.01)       (.00)       (.00)       (.00)        (.00)         (.00)
                                                        ----------------------------------------------------------------------
Total Distributions                                        (.60)       (.56)       (.63)       (.64)        (.65)         (.63)
                                                        ----------------------------------------------------------------------
Net Asset Value, End of Year                            $ 10.10     $ 10.95     $ 10.32     $ 10.14      $  9.73       $  9.80
                                                        ======================================================================

Total investment return at Net Asset Value(b)             (2.04)%     12.35%       8.00%      10.96%        5.89%         7.10%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)                 $41,346     $45,043     $36,854     $29,750      $20,675       $12,159
Ratio of expenses to average net assets                     .88%        .81%        .85%        .92%        1.27%         1.36%
Ratio of net investment income to average net assets       5.55%       5.70%       6.13%       6.40%        6.45%         6.34%
Portfolio turnover                                         8.48%      13.27%      36.29%      21.57%       10.16%        37.90%
Adviser/Administrator waived fees per share                 .01         .01         .01         .03          .02           .03
Fund expenses without waiver per share                      .10         .09         .10         .12          .12           .16
Net investment income without waiver per share              .58         .55         .62         .61          .65           .59
Ratio of expenses to average net assets without
 waiver                                                     .93%        .81%        .95%       1.17%        1.51%         1.69%
Ratio of net investment income to average net assets
 without waiver                                            5.50%       5.58%       6.02%       6.15%        6.21%         6.02%

<Fa>  Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.
<Fb>  Total investment return does not reflect sales load.

                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND

                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 1999
                                 (unaudited)


Note 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of April 30, 1999 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 1999, 97.75% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 1999, 63.97% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 24.69% of the portfolio.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 1999, the Fund paid $41,828 from long-term capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

Note 2 Advisory and Adminstrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

         .35 and .25 of 1% of the first $200 million of average daily net assets.
         .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 1999 was $2,000.

      Legal fees and expenses of $4,249 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 1998 through April 30, 1999 the Distributor received $4,577 in commissions as a result of Fund share sales.

Note 3 Investment Transactions

      During the period ended April 30, 1999 purchases and sales of investment securities other than short-term investments aggregated $2,781,529 and $2,924,825, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 1999, gross unrealized appreciation on investment securities was $2,359,157 and gross unrealized depreciation on investment securities was $60,311.

Note 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/97                            3,892,789     $38,918,118
      Shares sold                                      524,456       5,603,144
      Shares issued in reinvestment of dividends       108,162       1,157,248
      Shares redeemed                                 (487,599)     (5,206,182)
                                                     -------------------------
      Net increase                                     145,019       1,554,210
                                                     -------------------------
      Balance at 10/31/98                            4,037,808     $40,472,328
                                                     =========================
      Shares sold                                      234,428     $ 2,499,424
      Shares issued in reinvestment of dividends        58,563         624,267
      Shares redeemed                                 (287,585)     (3,066,032)
                                                     -------------------------
      Net increase                                       5,406          57,659
                                                     -------------------------
      Balance at 4/30/99                             4,043,214     $40,529,987
                                                     =========================


Note 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $10,003 under the Plan during fiscal 1999.

Note 6 Year 2000 Problem

      Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Fund's Adviser and Administrator are taking measures that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.


                         OCEAN STATE TAX EXEMPT FUND

                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 1999
                                 (unaudited)

                                                                                    Ratings
 Principal                                                                          Moody's/             Value
  Amount                                                                      Standard & Poor's(b)      (Note 1)
 ---------                                                                    --------------------      --------

MUNICIPAL SECURITIES (98.31%)(a)
Rhode Island General Obligation and Revenue (52.38%)(a)
$  100,000    Bristol General Obligation 7.00%, 12/1/08                              A3/NR            $   107,321
   120,000    Bristol General Obligation MBIA Insured 6.00%, 12/15/10               Aaa/AAA               127,886
   250,000    Bristol General Obligation MBIA Insured 5.05%, 8/15/06                Aaa/AAA               260,807
   300,000    Burrillville General Obligation MBIA Insured 5.75%, 10/15/17          Aaa/AAA               319,340
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11            Aaa/AAA               215,392
    75,000    Central Falls General Obligation 7.90%, 7/1/02                        Baa3/NR                76,555
   200,000    Coventry General Obligation FSA Insured 4.00%, 11/07/07                Aaa/NR               196,651
   130,000    Coventry General Obligation Pre-refunded U.S. T FGIC Insured
               7.25%, 11/1/10                                                       Aaa/AAA               139,843
   460,000    Cranston General Obligation MBIA Insured 5.00%, 6/15/02               Aaa/AAA               478,161
    50,000    Cumberland General Obligation 5.25%, 9/1/04                            A-3/NR                53,598
   165,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/11             Aaa/AAA               173,163
   175,000    Cumberland General Obligation MBIA Insured 5.70%, 10/1/12             Aaa/AAA               183,877
   300,000    East Providence General Obligation MBIA Insured 5.70%,
               5/15/10                                                              Aaa/AAA               324,213
   750,000    Foster/Glocester General Obligation Pre-refunded U.S. T
               AMBAC Insured 6.90%, 9/1/11                                          Aaa/AAA               798,351
   135,000    Jamestown General Obligation CGIC Insured 7.00%, 3/15/07              Aaa/AAA               136,572
   250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                   Aaa/AAA               279,547
   355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10                Aaa/AAA               373,007
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                  Aaa/NR               321,214
   110,000    Little Compton General Obligation Pre-refunded U.S. T 7.00%,
               1/15/09                                                               A-1/NR               114,908
   100,000    Little Compton General Obligation Pre-refunded U.S. T 6.90%,
               1/15/08                                                               A-1/NR               104,392
   100,000    Narragansett General Obligation MBIA Insured 5.30%,
               9/15/09                                                              Aaa/AAA               104,573
   200,000    Narragansett General Obligation Pre-refunded U.S. T AMBAC
               Insured 7.10%, 6/15/10                                               Aaa/NR                204,837
   210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06                Aaa/AAA               225,375
   100,000    Newport General Obligation Pre-refunded U.S. T 6.80%,
               4/15/09                                                               A-1/NR               107,696
   100,000    Newport General Obligation Pre-refunded U.S. T 6.80%,
               4/15/10                                                               A-1/NR               107,696
    75,000    North Kingstown General Obligation 6.70%, 12/15/05                     A-1/NR                86,113
    80,000    North Kingstown General Obligation 6.80%, 12/15/06                     A-1/NR                93,253
    80,000    North Kingstown General Obligation Pre-refunded U.S. T
               6.30%, 7/15/07                                                        A-1/NR                85,857
   120,000    North Providence General Obligation MBIA Insured
               6.00%, 10/01/09                                                      Aaa/AAA           $   128,936
   100,000    Pawtucket General Obligation Pre-refunded U.S. T MBIA
               Insured 6.75%, 9/15/08                                               Aaa/AAA               108,946
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15              Aaa/AAA               545,977
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11              Aaa/AAA               546,602
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13              Aaa/AAA               548,476
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12              Aaa/AAA               549,725
   200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08             Aaa/AAA               211,644
   200,000    Providence Public Bldg. Auth. Pre-refunded U.S. T 7.30%,
               12/1/08                                                              Baa2/NR               221,139
   300,000    Providence Public Bldg. Auth. Pre-refunded U.S. T 7.30%,
               12/1/09                                                              Baa2/NR               331,709
   500,000    Providence Public Bldg. Auth. CGIC Insured 7.25%,
               12/15/10                                                             Aaa/AAA               534,108
   150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%,
               12/15/13                                                             Aaa/AAA               160,232
   185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18             Aaa/AAA               182,596
   750,000    Providence General Obligation Pre-refunded U.S. T MBIA
               Insured 6.75%, 1/15/11                                               Aaa/AAA               782,594
   100,000    South Kingston General Obligation AMBAC Insured 5.00%,
               11/15/08                                                             Aaa/AAA               104,073
   700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06               Aaa/AAA               770,490
   155,000    Warwick General Obligation Pre-refunded U.S. T FGIC
               Insured 7.20%, 11/15/08                                              Aaa/AAA               161,256
   250,000    Warwick General Obligation FGIC Insured 4.85%, 3/1/12                 Aaa/AAA               252,998
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03                                              A-1/NR                38,612
    35,000    Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04                                              A-1/NR                39,224
   800,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                        NR/AAA               883,383
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                  Aaa/AAA               160,607
   500,000    Rhode Island Clean Water AMBAC Insured 5.25%, 10/1/16                 Aaa/AAA               512,244
   600,000    Rhode Island Correctional Facility Pre-refunded U.S. T
               MBIA Insured 7.00%, 8/1/09                                           Aaa/AAA               617,271
   650,000    Rhode Island Depositors Economic Protection Corp.
               MBIA Insured 6.55%, 8/1/10                                           Aaa/AAA               769,053
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22                                     Aaa/AAA               253,305
   250,000    Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21                                    NR/A-                274,550
   500,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/12                                    Aaa/AAA           $   523,488
   395,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/13                                    Aaa/AAA               411,582
   545,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/14                                    Aaa/AAA               567,878
   250,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.00%, 7/1/18                                    Aaa/AAA               246,752
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                  Aaa/AAA               103,448
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                         Aaa/AAA               308,846
   500,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.00%, 6/1/17                                          Aaa/AAA               497,251
   750,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                          NR/A                755,247
   125,000    Rhode Island Public Building Auth. AMBAC Insured 5.20%,
               2/1/06                                                               Aaa/AAA               131,341
   150,000    Rhode Island Public Building Auth. AMBAC Insured 5.25%,
               2/1/10                                                               Aaa/AAA               155,547
   150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC
               Insured 6.50%, 6/1/08                                                Aaa/AAA               170,165
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.00%, 2/1/07                                                        Aaa/AAA               524,738
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                        Aaa/AAA               528,486
   250,000    Rhode Island Student Loan Auth. Gtd. Std. Lns. 6.20%,
               12/1/09                                                              Aaa/NR                257,059
   250,000    Rhode Island General Obligation FGIC Insured 7.00%,
               7/15/04                                                              Aaa/AAA               285,482
     5,000    Rhode Island General Obligation 7.50%, 6/15/05                        A-1/AA-                 5,062
   300,000    Rhode Island General Obligation FGIC Insured 5.125%,
               7/15/14                                                              Aaa/AAA               308,846
   500,000    Rhode Island General Obligation MBIA Insured 5.75%,
               8/1/15                                                               Aaa/AAA               533,483
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16               Aaa/AAA               251,437
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15               Aaa/AAA               252,998
   125,000    Rhode Island Water Resources Pre-refunded U.S. T MBIA
               Insured 7.05%, 9/15/07                                               Aaa/AAA               129,178
                                                                                                      -----------
              Total Rhode Island General Obligation and Revenue                                       $22,438,262

Rhode Island Health & Education Building Corporation (29.26%)(a)
$  150,000    Board of Governors CGIC Insured 6.125%, 9/15/10                       Aaa/AAA           $   164,168
   195,000    Board of Governors CGIC Insured 6.15%, 9/15/11                        Aaa/AAA               213,418
   120,000    Brown University 6.75%, 9/1/16                                        Aa-1/AA+              123,683
   220,000    Brown University 5.40%, 9/1/18                                        Aa-1/AA+              222,089
   375,000    Brown University 6.00%, 9/1/10                                        Aa-1/AA+              384,580
   100,000    Brown University 4.75%, 9/1/12                                        Aa-1/AA+              100,075
   200,000    Brown University 5.90%, 9/1/14                                        Aa-1/AA+              220,640
   400,000    Brown University 5.00%, 9/1/19                                        Aa-1/AA+              393,303
   400,000    Bryant College MBIA Insured 6.50%, 6/1/05                             Aaa/AAA               434,783
   100,000    Bryant College MBIA Insured 5.95%, 6/1/07                             Aaa/AAA               106,322
   100,000    Bryant College MBIA Insured 6.20%, 6/1/13                             Aaa/AAA               107,321
   100,000    Higher Education Auth. Pre-refunded U.S. T CGIC
               Insured 7.375%, 9/15/09                                              Aaa/AAA               103,463
   150,000    Providence College Pre-refunded U.S. T 7.45%, 11/1/03                 Aaa/NR                156,024
   125,000    Providence College Pre-refunded U.S. T 7.50%, 11/1/04                 Aaa/NR                130,051
   120,000    Providence College Pre-refunded U.S. T 7.75%, 11/1/09                 Aaa/NR                124,999
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
               U.S. T 6.50%, 11/15/08                                               NR/AAA                393,853
   195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08             Aaa/AAA               211,469
   355,000    Roger Williams College Connie Lee Insured Pre-refunded
              U.S. T 6.625%, 11/15/11                                               NR/AAA                395,627
   195,000    Roger Williams College Connie Lee Insured 6.625%,
               11/15/11                                                             Aaa/AAA               215,367
 1,290,000    South County Hospital Pre-refunded U.S. T 7.25%, 11/1/11              NR/AAA              1,413,455
   335,000    Roger Williams Realty Corp. Collateral U.S. T, 7.50%, 8/1/29          NR/AA-                343,243
   500,000    Salve Regina College Connie Lee Insured 6.25%, 3/15/13                NR/AAA                542,853
   400,000    Salve Regina College LOC-Fleet Bank Pre-refunded U.S. T
               7.70%, 1/1/20                                                        A-2/NR                419,158
   300,000    Salve Regina College Pre-refunded U.S. T Connie Lee
               Insured 6.30%, 3/15/20                                               NR/AAA                324,213
   525,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12              NR/AAA                558,190
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                    Aaa/AAA               720,577
   500,000    St. Antoine Residence 6.75%, 11/15/18                                 Aa-3/NR               522,239
    80,000    Landmark Medical Center Escrowed to Maturity 7.625%,
               7/1/99                                                               NR/AAA                 80,298
   500,000    Landmark Medical Center Pre-refunded U.S. T 8.375%,
               7/1/09                                                               NR/AAA                514,068
   575,000    Kent County Hospital MBIA Insured 7.00%, 7/1/10                       Aaa/AAA               618,534
   200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                          Aaa/AAA               218,141
   400,000    Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                      NR/A                 442,779
   400,000    Newport Hospital 5.25%, 7/1/19                                         NR/A                 389,805
   300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                     Aaa/AAA               324,588
   600,000    Women & Infants Hospital CGIC Insured 6.55%, 9/1/13                   Aaa/AAA           $   653,673
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14               A/A                 111,694
   125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15               NR/AAA                134,620
                                                                                                      -----------
              Total Rhode Island Health & Education Building Corporation                              $12,533,363

Rhode Island Housing & Mortgage Finance Corporation (15.37%)(a)
$    5,000    9.30%, 7/1/04, FGIC Insured                                           Aaa/AAA           $     5,000
    35,000    7.625%, 10/1/04                                                       Aa-2/AA                35,972
   200,000    5.65%, 10/1/07                                                         NR/A                 208,396
   300,000    7.80%, 10/1/10, Series A                                              Aa-2/AA+              313,718
   300,000    7.60%, 10/1/20                                                         NR/A                 311,844
    90,000    7.80%, 10/1/11                                                        Aa-2/AA+               92,163
   365,000    7.50%, 10/1/11                                                        Aa-2/AA+              383,970
   195,000    7.80%, 10/1/11                                                        Aa-2/AA+              200,527
   200,000    5.70%, 4/1/15                                                         Aa-2/AA+              205,897
   400,000    5.00%, 10/1/16                                                        Aa-2/AA+              400,300
   500,000    5.75%, 4/1/17                                                         Aa-2/AA+              519,740
   200,000    6.25%, 4/1/17                                                         Aa-2/AA+              209,645
   110,000    7.95%, 10/1/20                                                         NR/A                 112,909
    55,000    7.25%, 10/1/21                                                        Aa-2/AA+               57,652
   190,000    7.875%, 10/1/21, MBIA Insured                                         Aaa/AAA               194,410
   335,000    7.875%, 10/1/22                                                       Aa-2/AA+              343,391
    40,000    7.75%, 4/1/22                                                         Aa-2/AA+               41,366
   345,000    7.55%, 10/1/22                                                        Aa-2/AA+              362,931
   300,000    6.50%, 10/1/22                                                        Aa-2/AA+              315,967
 1,250,000    6.70%, 10/1/15                                                        Aa-2/AA+            1,333,708
   500,000    6.15%, 4/1/17                                                         Aa-2/AA+              522,863
    35,000    5.875%, 4/1/25                                                        Aa-2/AA+               35,988
   300,000    6.50%, 4/1/27                                                         Aa-2/AA+              315,217
    55,000    6.85%, 4/1/27                                                         Aa-2/AA+               58,752
                                                                                                      -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                               $ 6,582,326
Rhode Island Industrial Facilities Corporation (0.74%)(a)
$   45,000    Inge Corporation SBA GTD 9.125%, 10/1/00                               Aaa/NR           $    45,174
   250,000    Mobil Oil 6.00%, 11/1/14                                              Aa-2/AA               271,739
                                                                                                      -----------
              Total Rhode Island Industrial Facilities Corporation                                    $   316,913
                                                                                                      -----------
              TOTAL RHODE ISLAND BONDS (97.75%)(a)                                                    $41,870,864

Puerto Rico Bonds (0.56%)(a)
   225,000    Puerto Rico Highway Pre-refunded U.S. T 7.70%, 7/1/03                 Baa1/AAA              240,911
                                                                                                      -----------
              TOTAL PUERTO RICO BONDS (0.56%)(a)                                                      $   240,911
                                                                                                      -----------
              TOTAL INVESTMENTS (Cost $39,812,929)(92.94%)(a)                                         $42,111,775

<Fa>  Percentages indicated are based on net assets of $42,836,826 at April
      30, 1999 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.59.
<Fb>  The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.
<Fc>  These municipal securities meet the four highest ratings assigned by
      Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
<Fd>  Abbreviations used:
           AMBAC  -American Municipal Bond Assurance Corp.
            CGIC  -Capital Guaranty Insurance Co.
            FGIC  -Financial Guaranty Insurance Co.
             FSA  -Financial Security Assurance Inc.
            MBIA  -Municipal Bond Investors Assurance Corp.
             LOC  -Letter of Credit
             BIG  -Bond Investors Guaranty (subsidiary of MBIA)
             SBA  -Small Business Administration
          CAPMAC  -Capital Markets Assurance Corp.

                     See Notes to Financial Statements.



Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
   Vice Admiral, US Navy, Retired

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary





      [LOGO] OCEAN STATE
             TAX EXEMPT FUND


    (The Portfolio of VLC Trust)




         Semi-Annual Report
           April 30, 1999
             (unaudited)





       Interest income exempt
       from Federal and Rhode
       Island income taxes
       from quality municipal
       bonds.